Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://kineticsfunds.com/reports.htm. You can also get this information at no cost by calling (800) 930-3828 or by sending an e-mail request to kineticsfunds@usbank.com, or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated April 30, 2014, are incorporated by reference into this Summary Prospectus.

THE INTERNET FUND

Investment Objectives

The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 53 of the Fund’s statement of additional information.

Fee Table(1)
Shareholder Transaction Expenses	Advisor	Advisor
(fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares
held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses	Advisor	Advisor
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	2.09%	2.59%
Less: Fee Waiver(3)	-0.00%	-0.00%
Net Annual Fund Operating Expenses	2.09%	2.59%

(1)
This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

(2)
The Board of Directors of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily NAV of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A and Advisor Class C shares. At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively and is assessing 0.25% of the shareholder servicing fees for Advisor Class A and Advisor Class C shares.

(3)
Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 2.14% and 2.64%, excluding acquired fund fees and expenses (“AFFE”), for the Advisor Class A and Advisor Class C shares, respectively, through May 1, 2015. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2015.

Example. This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares
at the end of the period)	$775	$1,192	$1,634	$2,857
Advisor Class C (if you redeem your shares
at the end of the period)	$362	$805	$1,375	$2,925
Advisor Class A (if you do not redeem your shares
at the end of the period)	$775	$1,192	$1,634	$2,857
Advisor Class C (if you do not redeem your shares
at the end of the period)	$262	$805	$1,375	$2,925

Portfolio Turnover. The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance. During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy

The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Principal Investment Risks

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

•
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

•
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

•	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

•
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

•
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

•
Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

•
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

•
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

•
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

•
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

•
Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

•	wish to invest for the long-term;

•	want to diversify their portfolios;

•	want to allocate some portion of their long-term investments to growth equity investing;

•	are willing to accept the volatility associated with equity investing; and

•	are comfortable with the risks described herein.

Performance

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Internet Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Sales charges are not reflected in the bar chart. 2008 If these amounts were 2009reflected, returns 2010 would be less than 2011 those shown.

Best Quarter:	2009	Q2	25.91%
Worst Quarter:	2008	Q4	-21.39%

The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2013
				Since
	1 Year	5 Years	10 Years	Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return Before Taxes	35.66%	23.92%	10.43%	7.91%
Return After Taxes on Distributions	34.05%	23.47%	10.13%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares	21.50%	19.80%	8.60%	6.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%	5.29%
NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	38.32%	21.51%	7.62%	5.83%
The Internet Fund (KINCX) Advisor Class C
Return Before Taxes	43.20%	24.77%	N/A	11.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	N/A	5.81%
NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	38.32%	21.51%	N/A	7.78%

(1)
The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

Management

Investment Adviser. Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Portfolio Managers. The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	15
Murray Stahl	Co-Portfolio Manager	15
James Davolos	Co-Portfolio Manager	8
Steven Tuen	Investment Team Member	15

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

KINAX-KINCX-04/14